DERIVATIVES (Tables)	9 Months Ended
Sep. 30, 2019
DERIVATIVES [Abstract]
Designated Derivative Assets
As of September 30, 2019, the Company had the following designated derivative instrument classified as derivative asset on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss
Cross currency swap contract	1	11/26/25	1 EURO to $1.3068	$61,067	$6,177	$5,405
Accrued rent				—	23	—
Total - designated derivative asset	1			$61,067	$6,200	$5,405

Designated Derivative Liabilities
As of September 30, 2019, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	31	2/9/23-12/8/25	2.28%-3.13%	$826,565	$(33,425)	$(28,496)
Accrued interest				—	(662)	—
Total – designated derivative liabilities	31			$826,565	$(34,087)	$(28,496)

Dedesignated Derivative Assets and Liabilities
As of September 30, 2019, the Company had the following dedesignated and undesignated derivative instruments classified as derivative assets on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	2	2/15/22	0.99%-1.07%	$48,728	$436	$—
Accrued interest				—	20	—
Total – dedesignated derivative assets	2			$48,728	$456	$—

As of September 30, 2019, the Company had the following dedesignated and undesignated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss
Interest rate swap contracts	14	11/9/21-6/15/23	1.93%-3.03%	$102,955	$(3,502)	$(249)
Accrued interest				—	(29)	—
Total – dedesignated derivative liabilities	14			$102,955	$(3,531)	$(249)